SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Inventory finished goods	$ 1,027,298		$ 1,089,979	$ 3,601,026
Market adjustment			1,495,978
Advertising and marketing expenses	$ 15,671	$ 17,772	$ 64,616	$ 51,441
Incremental borrowing percentage	7.50%		7.50%
Dilutive securities common stock, shares	10,280,235,000	8,471,310,904	9,749,983,678	8,332,973,619
Research and development expense			$ 6,865	$ 0
Two Vendors [Member]
Product Information [Line Items]
Down payment, percent			20.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration of credit risk		100.00%	100.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration of credit risk				61.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration of credit risk				16.30%